Basis of Presentation and General Information - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compania Sud Americana De Vapores S.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	0.00%	25.00%	19.00%
CMA CGM
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	29.00%	14.00%	22.00%
A.P. Moller - Maersk A/S
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	0.00%	0.00%	12.00%
Mediterranean Shipping Co. S.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	11.00%	16.00%	14.00%
Orient Overseas Container Line Limited
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	17.00%	35.00%	26.00%
Hapag Lloyd
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	25.00%	0.00%	0.00%